Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 57,566	$ 40,520	$ 65,464
More Than Five 5 [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	15,956	13,799	0
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	25,221	15,560	57,004
No Later than 1 year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 16,389	$ 11,161	$ 8,460